Supplement Dated May 18, 2015
To The Prospectus Dated April 27, 2015

JNL® Series Trust

Please note that the changes impact your variable annuity and/or variable life product(s).

Effective April 21, 2015, for the JNL/Franklin Templeton Global Growth Fund, please remove all references to Lisa Myers.

Effective April 21, 2015, in the section entitled, "Summary Overview of Each Fund" for the JNL/Franklin Templeton Global Growth Fund under "Portfolio Managers," please delete the table in its entirety and replace it with the following:

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Norm Boersma, CFA	2011	President - Templeton Global Advisors Limited Chief Investment Officer - Templeton Global Equity Group
Tucker Scott, CFA	2007	Executive Vice President
Heather Arnold, CFA	2014	Executive Vice President, Director of Research and Portfolio Manager – Templeton Global Equity Group

Effective April 21, 2015, in the section entitled "Additional Information About the Funds" for the JNL/Franklin Templeton Global Growth Fund, under "The Sub-Adviser and Portfolio Management," please delete the third bulleted paragraphs and replace it with the following paragraph:

•
Heather Arnold (Executive Vice President and Portfolio Manager of Global Advisors) has been a manager of the Fund since April 2015.  Ms. Arnold is the director of research for the Templeton Global Equity Group, as well as a portfolio manager and research analyst. She is the lead portfolio manager for the Templeton Global Fund, European Fund and the Templeton Euroland Fund as well as the lead portfolio manager on a number of Global, International and European institutional separate accounts.  Ms. Arnold has 30 years industry experience, 10 of which have been at Templeton.  Ms. Arnold holds an M.B.A. from York University (Canada) and a B.A. in economics and art history from Queen's University (Canada), and is a Chartered Financial Analyst (CFA) Charterholder.

Effective April 27, 2015, for the JNL/Capital Guardian Global Balanced Fund, please remove all references to Mark H. Dalzell and Wesley K. S. Phoa.

Effective April 27, 2015, in the section entitled, "Summary Overview of Each Fund" for the JNL/Capital Guardian Global Balanced Fund under "Portfolio Managers," please delete the table in its entirety and replace it with the following:

Name:	Joined Fund Management Team In:	Title (in CGTC or one of its affiliates):
Mark A. Brett	2007	Partner, Capital Fixed Income Investors division
Michael Cohen	2009	Partner, Capital International Ltd.
David I. Fisher	2007	Partner, Capital International, Inc.
Thomas H. Hogh	2015	Partner, Capital Fixed Income Investors division
Nancy J. Kyle	2007	Partner, Capital International, Inc.
Robert H. Neithart	2007	Partner, Capital Fixed Income Investors division
Lionel M. Sauvage	2007	Partner, Capital International Ltd.
Lisa B. Thompson	2012	Partner, Capital International, Inc.

Effective April 27, 2015, in the section entitled "Additional Information About the Funds" for the JNL/Capital Guardian Global Balanced Fund, under "The Sub-Adviser and Portfolio Management," please add following paragraphs:

•
Thomas H. Hogh is a fixed-income portfolio manager at Capital Group. He has 28 years of investment experience and has been with Capital Group for 24 years. Earlier in his career, as a fixed-income investment analyst at Capital, Thomas covered Yankee bonds, as well as various non-U.S. bond markets. Prior to joining Capital, Thomas held a number of positions at Privatbanken (now Nordea). He holds an MBA in finance, international business and management from Columbia Business School. He also holds a master's degree in international economics and a bachelor's degree in economics, both from the University of Copenhagen, Denmark. Thomas is based in London.

Effective April 27, 2015, in the "Annual Fund Operating Expenses" tables for the JNL/Goldman Sachs U.S. Equity Flex Fund, please delete footnote 1 and replace it with the following:

1Other expenses are based on amounts incurred during the period ended December 31, 2014. The amount includes the costs associated with the Fund's short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs borrowing fees related to short sale transactions. The annualized ratios of dividend expense on short sales and borrowing fees related to short sales to assets for the period were 0.78%.  The Fund's actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund's short sale transactions, each of which is expected to vary over time.  The annualized ratios of dividend expense on short sales and borrowing fees related to short sales have been restated to reflect current fees.

Effective April 27, 2015, in the section entitled, "Expense Example" for the JNL/Invesco Large Cap Growth Fund, please delete the Class B table in its entirety and replace it with the following:

Class B
1 year	3 years	5 years	10 years
$78	$243	$422	$942

This Supplement is dated May 18, 2015.

Supplement Dated May 18, 2015
To The Statement of Additional Information
Dated April 27, 2015

JNL® Series Trust

Please note that the changes impact your variable annuity and/or variable life product(s).

Effective April 21, 2015, on page 195, in the section entitled "Investment Adviser, Sub-Advisers and Other Service Providers," sub-section "Investment Adviser and Portfolio Managers" after the heading "Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest," please delete the table for the JNL/Franklin Templeton Global Growth Fund in its entirety and replace with the following table:

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Norman Boersma, CFA	12	12	8	0	0	0
	$39,423.9	$13,721.4	$1,171.6	$0	$0	$0
Tucker Scott	13	4	1	0	0	0
	$35,183.3	$9,940.3	$151.4	$0	$0	$0
Heather Arnold, CFA	4	8	15	0	0	3
	$30,551.9	$3,485.5	$2,214.7	$0	$0	$297.7

Effective April 21, 2015, on page 196, in the section entitled "Investment Adviser, Sub-Advisers and Other Service Providers," sub-section "Investment Adviser and Portfolio Managers," after the heading "Security Ownership of the Portfolio Manager of the JNL/Franklin Templeton Global Growth Fund," please delete the table in its entirety and replace it with the following table:

Security Ownership of Portfolio Managers	Norman Boersma, CFA	Tucker Scott	Heather Arnold, CFA
None	X	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Effective April 27, 2015, on pages 123-127, in the section entitled "Investment Adviser, Sub-Advisers and Other Service Providers," sub-section "Investment Adviser and Portfolio Managers" after the heading "Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest," please delete the tables for the JNL/Capital Guardian Global Balanced Fund in their entirety and replace with the following tables:

CGTC's Other Accounts Managed

Portfolio Managers	The number of other accounts managed by each portfolio manager within each category below and the total assets in the accounts managed within each category below
	Registered Investment Companies [1]		Other Pooled Investment Vehicles[2]		Other Accounts[3,4]
	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)
Brett, Mark	3	$16.50	4	$0.33	6	$1.82
Cohen, Michael	3	$86.76	8	$4.94	34	$10.85
Fisher, David	3	$5.39	14	$8.89	37	$12.45
Hogh, Thomas H.	4	$54.15	3	$0.34	4	$1.17
Kyle, Nancy	2	$0.43	8	$4.94	34	$10.85
Neithart, Robert	7	$75.80	10	$2.78	15	$5.32
Sauvage, Lionel	2	$0.43	13	$6.57	56	$15.57
Thompson, Lisa	0	$0	3	$0.12	2	$1.42

[1] Assets noted represent the total net assets of registered investment companies and are not indicative of the total assets managed by the individual which will be a substantially lower amount.
[2] Assets noted represent the total net assets of other pooled investment vehicles and are not indicative of the total assets managed by the individual which will be a substantially lower amount.
[3] Assets noted represent the total net assets of other accounts and are not indicative of the total assets managed by the individual which will be a substantially lower amount.
[4] Reflects other professionally managed accounts held at CGTC or companies affiliated with CGTC. Personal brokerage accounts of portfolio manager and their families are not reflected.

CGTC's Fee Based Accounts

Portfolio Managers
The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.
The following information is a subset of "Other Accounts Managed" in the chart above.

	Registered Investment Companies [1]		Other Pooled Investment Vehicles[2]		Other Accounts[3,4]
	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)
Brett, Mark	0	$0	0	$0	1	$0.97
Cohen, Michael	0	$0	0	$0	1	$1.00
Fisher, David	0	$0	0	$0	2	$1.83
Hogh, Thomas H.	0	0	0	0	1	$0.93
Kyle, Nancy	0	$0	0	$0	1	$1.00
Neithart, Robert	0	$0	0	$0	2	$1.19
Sauvage, Lionel	0	$0	0	$0	4	$1.91
Thompson, Lisa	0	$0	0	$0	1	$1.00

[1] Assets noted represent the total net assets of registered investment companies and are not indicative of the total assets managed by the individual which will be a substantially lower amount.
[2] Assets noted represent the total net assets of other pooled investment vehicles and are not indicative of the total assets managed by the individual which will be a substantially lower amount.
[3] Assets noted represent the total net assets of other accounts and are not indicative of the total assets managed by the individual which will be a substantially lower amount.
[4] Reflects other professionally managed accounts held at CGTC or companies affiliated with CGTC. Personal brokerage accounts of portfolio manager and their families are not reflected.

Effective April 27, 2015, on pages 125-126, in the section entitled "Investment Adviser, Sub-Advisers and Other Service Providers," sub-section "Investment Adviser and Portfolio Managers," after the heading "Security Ownership of the Portfolio Manager of the JNL/Capital Guardian Global Balanced Fund," please delete the tables in their entirety and replace them with the following tables:

Security Ownership of Portfolio Managers	Mark A. Brett	Michael Cohen	David I. Fisher	Thomas H. Hogh
None	X	X	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Security Ownership of Portfolio Managers	Nancy J. Kyle	Robert H. Neithart	Lionel M. Sauvage	Lisa B. Thompson
None	X	X	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

This Supplement is dated May 18, 2015.